FINANCE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Finance receivables, net consisted of the following (in millions):

	December 31, 2019	December 31, 2018
Commercial loans	$145.7	$154.0
Sales-type leases	20.5	45.5
Total finance receivables, gross	166.2	199.5
Allowance for credit losses	(11.0)	(5.5)
Total finance receivables, net	$155.2	$194.0

Impaired Financing Receivables
The following table presents individually impaired finance receivables (in millions):

	December 31, 2019			December 31, 2018			December 31, 2017
	Commercial Loans	Sales-Type Leases	Total	Commercial Loans	Sales-Type Leases	Total	Commercial Loans	Sales-Type Leases	Total
Recorded investment	$7.8	$—	$7.8	$1.5	$—	$1.5	$6.0	$—	$6.0
Related allowance	7.8	—	7.8	0.6	—	0.6	2.4	—	2.4
Average recorded investment	7.5	—	7.5	2.4	—	2.4	3.7	—	3.7

Allowance for Credit Losses on Financing Receivables
The following table presents an analysis of the allowance for credit losses (in millions):

	Year Ended December 31, 2019			Year Ended December 31, 2018			Year Ended December 31, 2017
	Commercial Loans	Sales-Type Leases	Total	Commercial Loans	Sales-Type Leases	Total	Commercial Loans	Sales-Type Leases	Total
Balance, beginning of period	$4.0	$1.5	$5.5	$5.7	$0.9	$6.6	$5.9	$0.4	$6.3
Provision for credit losses	6.9	(1.0)	5.9	(0.5)	0.6	0.1	0.2	0.5	0.7
Charge offs	(0.4)	—	(0.4)	(1.1)	—	(1.1)	(0.4)	—	(0.4)
Recoveries	—	—	—	(0.1)	—	(0.1)	—	—	—
Balance, end of period	$10.5	$0.5	$11.0	$4.0	$1.5	$5.5	$5.7	$0.9	$6.6
The allowance for credit losses and finance receivables by portfolio, segregated by those amounts that are individually evaluated for impairment and those that are collectively evaluated for impairment, was as follows (in millions):

	December 31, 2019			December 31, 2018
Allowance for credit losses, ending balance:	Commercial Loans	Sales-Type Leases	Total	Commercial Loans	Sales-Type Leases	Total
Individually evaluated for impairment	$7.8	$—	$7.8	$0.6	$—	$0.6
Collectively evaluated for impairment	2.7	0.5	3.2	3.4	1.5	4.9
Total allowance for credit losses	$10.5	$0.5	$11.0	$4.0	$1.5	$5.5

Finance receivables, ending balance:
Individually evaluated for impairment	$7.8	$—	$7.8	$1.5	$—	$1.5
Collectively evaluated for impairment	137.9	20.5	158.4	152.5	45.5	198.0
Total finance receivables	$145.7	$20.5	$166.2	$154.0	$45.5	$199.5

Past Due Financing Receivables
The following tables present analysis of aging of recorded investment in finance receivables (in millions):

	December 31, 2019
	Current	31-60 days past due	61-90 days past due	Greater than 90 days past due	Total past due	Total Finance Receivables
Commercial loans	$135.1	$2.4	$0.1	$8.1	$10.6	$145.7
Sales-type leases	20.2	—	0.3	—	0.3	20.5
Total finance receivables	$155.3	$2.4	$0.4	$8.1	$10.9	$166.2

	December 31, 2018
	Current	31-60 days past due	61-90 days past due	Greater than 90 days past due	Total past due	Total Finance Receivables
Commercial loans	$152.2	$0.1	$—	$1.7	$1.8	$154.0
Sales-type leases	45.3	0.2	—	—	0.2	45.5
Total finance receivables	$197.5	$0.3	$—	$1.7	$2.0	$199.5

Financing Receivable Credit Quality Indicators
Finance receivables by risk rating (in millions):

Rating	December 31, 2019	December 31, 2018
Superior	$1.7	$7.5
Above Average	17.3	30.7
Average	42.1	56.9
Below Average	96.2	94.5
Sub Standard	8.9	9.9
Total	$166.2	$199.5